UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Alternative Asset Allocation Fund
	Shares	Value ($)
Mutual Funds 88.8%
DWS Disciplined Market Neutral Fund "Institutional" (a)	11,872,910	112,911,372
DWS Emerging Markets Equity Fund "Institutional" (a)	3,197,143	46,518,425
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	28,870,806	98,449,449
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	5,423,039	54,121,932
DWS Floating Rate Fund "Institutional" (a)	7,395,904	67,228,766
DWS Global Inflation Fund "Institutional" (a)	6,851,101	73,580,820
DWS RREEF Global Infrastructure Fund "Institutional" (a)	6,680,228	69,875,189
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	12,463,610	83,007,643

Total Mutual Funds (Cost $598,018,470)		605,693,596
Exchange-Traded Funds 9.7%
iShares S&P U.S. Preferred Stock Index Fund	373,150	13,291,603
SPDR Barclays Capital Convertible Securities	367,275	13,284,337
SPDR Barclays Capital International Treasury Bond	230,330	13,550,314
Vanguard FTSE All World ex-U.S. Small-Cap Fund	167,497	12,989,392
WisdomTree Emerging Markets Local Debt Fund	272,571	13,257,853

Total Exchange-Traded Funds (Cost $70,603,647)		66,373,499
Cash Equivalents 0.9%
Central Cash Management Fund, 0.07% (a) (b) (Cost $5,807,582)	5,807,582	5,807,582

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $674,429,699) †	99.4	677,874,677
Other Assets and Liabilities, Net	0.6	3,906,736

Net Assets	100.0	681,781,413

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $742,411,138.  At December 31, 2011, net unrealized depreciation for all securities based on tax cost was $64,536,461.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,393,633 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $85,930,094.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) The rate shown is the annualized seven-day yield at period end.
FTSE: Financial Times and the London Stock Exchange
SPDR: Standard & Poor's Depositary Receipt
At December 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	37	4,499,414	34,559
10 Year Japanese Government Bond	JPY	3/9/2012	9	16,651,812	79,368
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	147	26,453,029	876,809
United Kingdom Long Gilt Bond	GBP	3/28/2012	83	15,074,738	347,879
Total unrealized appreciation					1,338,615

At December 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	165	21,677,153	(297,386)
10 Year U.S. Treasury Note	USD	3/21/2012	164	21,504,500	(174,578)
2 Year U.S. Treasury Note	USD	3/30/2012	292	64,399,688	(36,996)
Federal Republic of Germany Euro-Schatz	EUR	3/8/2012	61	8,711,263	(24,980)
Total unrealized depreciation					(533,940)

At December 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	11,249,144	AUD	11,340,000	1/20/2012	353,254	UBS AG
USD	9,582,359	NOK	57,360,000	1/20/2012	17,906	UBS AG
USD	10,824,547	SEK	74,800,000	1/20/2012	45,747	UBS AG
USD	832,658	NZD	1,080,000	1/20/2012	9,255	UBS AG
USD	1,143,084	JPY	89,260,000	1/20/2012	16,546	UBS AG
USD	1,541,385	CHF	1,460,000	1/20/2012	16,217	UBS AG
NOK	60,570,000	USD	10,143,265	1/20/2012	5,747	UBS AG
EUR	12,680,000	USD	16,486,135	1/20/2012	36,862	UBS AG
Total unrealized appreciation					501,534

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,003,456	GBP	640,000	1/20/2012	(9,323)	UBS AG
SEK	45,930,000	USD	6,546,279	1/20/2012	(128,489)	UBS AG
NZD	7,270,000	USD	5,454,754	1/20/2012	(212,569)	UBS AG
GBP	4,290,000	USD	6,631,225	1/20/2012	(32,569)	UBS AG
JPY	497,040,000	USD	6,373,779	1/20/2012	(83,564)	UBS AG
CAD	8,400,000	USD	8,130,631	1/20/2012	(127,013)	UBS AG
AUD	3,030,000	USD	3,057,967	1/20/2012	(42,145)	UBS AG
Total unrealized depreciation					(635,672)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$605,693,596	$—	$—	$605,693,596
Exchange-Traded Funds	66,373,499	—	—	66,373,499
Short-Term Investments	5,807,582	—	—	5,807,582
Derivatives(b)	1,338,615	501,534	—	1,840,149
Total	$679,213,292	$501,534	$—	$679,714,826

Liabilities
Derivatives(b)	$(533,940)	$(635,672)	$—	$(1,169,612)
Total	$(533,940)	$(635,672)	$—	$(1,169,612)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(b)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(134,138)
Interest Rate Contracts	$804,675	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012